Deferred Revenue	3 Months Ended
Jun. 30, 2024
Accruals And Deferred Income Including Contract Liabilities Abstract
Deferred Revenue [Text Block]

14. Deferred Revenue

The Company recorded Deferred Revenue of $10,240,642 for deposits received from customers for the sale of all-electric vehicles and parts which were not delivered as at June 30, 2024 (March 31, 2024 - $9,942,385).

	Three months ended,	Twelve months ended,
	June 30, 2024	March 31, 2024
Deferred Revenue, beginning of period	$9,942,385	$9,998,609
Additions to deferred revenue during the period	310,996	4,361,857
Deposits returned	(3,000)	(234,415)
Revenue recognized from deferred revenue during the period	(9,739)	(4,183,666)
Deferred Revenue, end of period	$10,240,642	$9,942,385

Current portion	$7,364,402	$7,066,145
Long term portion	2,876,240	2,876,240
	$10,240,642	$9,942,385